Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.3%
Advertising - 2.4%
Omnicom Group, Inc. (a)	332,795	$25,079,431
The Interpublic Group of Cos., Inc.	509,706	18,114,951
		43,194,382
Agriculture - 4.5%
Altria Group, Inc.	783,186	39,848,504
Archer-Daniels-Midland Co.	550,188	41,264,100
		81,112,604
Apparel - 1.4%
Columbia Sportswear Co.	40,109	3,724,923
Hanesbrands, Inc. (a)	384,769	6,194,781
Ralph Lauren Corp. (a)	57,097	6,328,632
Tapestry, Inc. (a)	249,193	9,456,874
		25,705,210
Auto Parts & Equipment - 0.3%
Allison Transmission Holdings, Inc.	117,395	4,459,836

Biotechnology - 5.1%
CureVac NV (a) (b)	118,130	2,281,090
Exelixis, Inc. (b)	166,335	3,010,664
Gilead Sciences, Inc.	494,443	33,958,345
Moderna, Inc. (b)	112,093	18,980,708
Regeneron Pharmaceuticals, Inc. (b)	54,188	32,978,275
		91,209,082
Building Materials - 1.5%
Eagle Materials, Inc.	28,718	4,188,520
Louisiana-Pacific Corp.	184,085	12,230,608
Owens Corning	122,853	10,897,061
		27,316,189
Chemicals - 6.0%
Dow, Inc.	648,187	38,716,210
LyondellBasell Industries NV	384,951	37,236,310
Olin Corp.	198,852	10,075,831
The Chemours Co. (a)	218,711	7,154,037
Westlake Chemical Corp.	146,431	14,445,418
		107,627,806
Commercial Services - 1.0%
Grand Canyon Education, Inc. (a) (b)	38,808	3,247,453
H&R Block, Inc. (a)	220,792	5,047,305
ManpowerGroup, Inc.	52,588	5,514,904
StoneCo. Ltd. - Class A (a) (b)	275,958	4,299,426
		18,109,088
Computers - 7.5%
Amdocs Ltd.	92,793	7,042,061
CACI International, Inc. (b)	20,347	5,035,069
Dell Technologies, Inc. - Class C (b)	588,332	33,423,141
HP, Inc.	916,308	33,655,993
International Business Machines Corp.	289,827	38,712,192
Lumentum Holdings, Inc. (a) (b)	65,278	6,624,411
NetApp, Inc.	130,289	11,271,301
		135,764,168
Distribution/Wholesale - 0.7%
LKQ Corp.	234,554	12,874,669

Diversified Financial Services - 0.7%
Alliance Data Systems Corp. (a)	194,121	13,402,114

Electric - 1.1%
NRG Energy, Inc.	504,867	20,159,339

Food - 2.3%
Albertsons Cos., Inc. (a)	542,467	15,270,446
Tyson Foods, Inc. - Class A	286,184	26,011,264
		41,281,710
Forest Products & Paper - 1.4%
International Paper Co.	439,210	21,191,882
Sylvamo Corp. (b)	110,616	3,295,251
		24,487,133
Hand/Machine Tools - 0.5%
Snap-On, Inc. (a)	41,619	8,667,157

Healthcare-Products - 1.2%
Hologic, Inc. (b)	263,572	18,513,297
Quidel Corp. (b)	38,450	3,974,192
		22,487,489
Healthcare-Services - 2.1%
Laboratory Corp. of American Holdings (b)	85,982	23,332,075
Quest Diagnostics, Inc.	106,933	14,438,094
		37,770,169
Home Builders - 2.9%
Lennar Corp. - Class A (a)	233,120	22,405,163
NVR, Inc. (b)	2,109	11,235,107
PulteGroup, Inc. (a)	175,851	9,265,589
Toll Brothers, Inc.	162,504	9,582,861
		52,488,720
Home Furnishings - 0.9%
Whirlpool Corp. (a)	77,400	16,268,706

Internet - 1.4%
Expedia Group, Inc. (b)	139,688	25,603,413

Iron/Steel - 2.2%
Nucor Corp. (a)	206,543	20,943,460
United States Steel Corp. (a)	915,418	18,967,461
		39,910,921
Leisure Time - 0.4%
Harley-Davidson, Inc. (a)	213,781	7,390,409

Lodging - 0.4%
Boyd Gaming Corp. (b)	119,132	7,083,589

Machinery-Construction & Mining - 0.6%
Oshkosh Corp.	90,012	10,244,266

Media - 2.9%
Discovery, Inc. (a) (b)	780,200	21,775,382
Fox Corp. - Class A (a)	494,190	20,069,056
Nexstar Media Group, Inc.	63,001	10,419,105
		52,263,543
Mining - 1.9%
Freeport-McMoRan, Inc.	941,023	35,024,876

Miscellaneous Manufacturing - 0.6%
Textron, Inc.	170,515	11,605,251

Office/Business Equipment - 0.3%
Xerox Holdings Corp. (a)	277,547	5,859,017

Oill & Gas - 11.6%
APA Corp. (a)	672,723	22,341,131
ConocoPhillips (a)	486,497	43,113,364
Continental Resources, Inc. (a)	367,299	19,077,510
Diamondback Energy, Inc.	159,641	20,140,308
Exxon Mobil Corp.	568,029	43,147,483
Marathon Oil Corp.	873,625	17,009,479
Occidental Petroleum Corp.	1,186,261	44,686,452
		209,515,727
Packaging & Containers - 0.8%
Westrock Co.	294,169	13,578,841

Pharmaceuticals - 13.4%
AbbVie, Inc.	289,780	39,667,984
AmerisourceBergen Corp.	171,619	23,374,508
Bristol-Myers Squibb Co.	610,769	39,632,800
CVS Health Corp.	380,766	40,555,387
McKesson Corp.	157,445	40,419,280
Organon & Co. (a)	676,669	21,592,508
Pfizer, Inc.	633,878	33,399,032
Premier, Inc.	87,574	3,347,078
		241,988,577
Pipelines - 1.4%
Antero Midstream Corp. (a)	547,824	5,450,849
Targa Resources Corp. (a)	347,000	20,500,760
		25,951,609
Retail - 7.7%
AutoNation, Inc. (b)	173,947	18,960,223
Dick's Sporting Goods, Inc. (a)	108,903	12,567,406
Foot Locker, Inc. (a)	142,039	6,346,303
Kohl's Corp. (a)	343,299	20,498,383
Lithia Motors, Inc.	45,594	13,319,375
Penske Automotive Group, Inc. (a)	170,506	17,328,525
Qurate Retail Group, Inc. - Class A (a)	1,190,503	8,369,236
Ross Stores, Inc.	245,427	23,990,489
Victoria's Secret & Co. (a) (b)	92,702	5,175,553
Williams-Sonoma, Inc. (a)	78,616	12,621,013
		139,176,506
Semiconductors - 1.9%
Intel Corp.	698,654	34,108,288

Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	37,140	6,952,608

Software - 4.6%
Activision Blizzard, Inc.	440,684	34,818,443
Dropbox, Inc. - Class A (b)	264,347	6,542,588
Loyalty Ventures, Inc. (b)	63,193	1,852,187
Teradata Corp. (a) (b)	85,096	3,432,773
VMware, Inc.	289,234	37,160,784
		83,806,775
Telecommunications - 1.9%
Lumen Technologies, Inc. (a)	2,737,331	33,833,411

Textiles - 0.4%
Mohawk Industries, Inc. (b)	50,222	7,928,547
TOTAL COMMON STOCKS (Cost $1,691,952,295)		1,776,211,745

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Weyerhaeuser Co.	657,589	26,586,323
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,573,916)		26,586,323

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (b)(c)	$1,810,578	1,810,578
TOTAL SHORT-TERM INVESTMENTS (Cost $1,810,578)		1,810,578

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	327,303,895	327,303,895
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $327,303,895)		327,303,895

Total Investments (Cost $2,045,640,684) - 118.0%		2,131,912,541
Liabilities in Excess of Other Assets - (18.0)%		(325,833,740)
TOTAL NET ASSETS - 100.0%		$1,806,078,801

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $326,268,432 or 18.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2022.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,776,211,745	$ -	$ -	$ -	$ 1,776,211,745
Real Estate Investment Trusts	26,586,323	-	-	-	26,586,323
Short-Term Investments	1,810,578	-	-	-	1,810,578
Investments Purchased with Proceeds from Securities Lending	-	-	-	327,303,895	327,303,895
Total Investments in Securities	$ 1,804,608,646	$ -	$ -	$ 327,303,895	$ 2,131,912,541
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.